Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost of product sales	$ 2,720	$ 8,687
Net product revenue	13,957	6,369
Gross profit (loss)	11,237	(2,318)
Operating expenses:
Sales and marketing	30,677	30,524
General and administrative	16,662	11,937
Research and development	3,630	2,398
Total operating expenses	50,969	44,859
Loss from operations	(39,732)	(47,177)
Other (expense) income, net:
Change in fair value of warrant liability and derivative, net	12,508	66,891
Interest income	2	25
Interest expense	(15,895)	(15,394)
Litigation settlement	2,500	0
Total other (expense) income, net	(885)	51,522
Net (loss) income before income taxes	(40,617)	4,345
Provision for income taxes	0	0
Net (loss) income	(40,617)	4,345
Net loss attributable to common stockholders, basic (Note 14)	(40,205)	(10,336)
Net loss attributable to common stockholders, diluted (Note 14)	$ (40,205)	$ (69,963)
Net loss per common share, basic	$ (5.72)	$ 0
Net loss per common share, diluted	$ (5.72)	$ (8.20)
Weighted-average common shares used in net loss, basic (Note 14)	7,027,860	0
Weighted-average common shares used in net loss, diluted (Note 14)	7,027,860	8,529,846